CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Investments in single-family residential properties:
Land	$ 9,238,642	$ 8,579,550	$ 6,761,350
Buildings and improvements	43,127,053	39,419,038	31,744,657
Investments in real estate, gross	52,365,695	47,998,588	38,506,007
Accumulated depreciation	(3,231,343)	(2,853,049)	(1,630,873)
Investments in single-family residential properties, net	49,134,352	45,145,539	36,875,134
Cash	9,650,333	10,044,977	2,140,298
Rent and other receivables	477,516	246,378	239,928
Escrow deposits	65,537	105,500	143,901
Lease origination costs, net	337,532	329,395	218,789
Deferred stock issuance costs	40,666	0	742,757
Other assets,net	496,064	195,020	96,318
Total Assets	60,202,000	56,066,809	40,457,125
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable and accrued liabilities	866,585	1,283,235	1,143,438
Resident security deposits	595,360	552,698	435,267
Notes payable, net	24,328,234	19,454,377	19,409,454
Total Liabilities	25,790,179	21,290,310	20,988,159
Commitments and contingencies
Stockholders' Equity
Preferred stock, $.001 par value; 25,000,000 shares authorized; No shares issued or outstanding	0	0	0
Common stock, $.001 par value; 100,000,000 shares authorized; 10,734,025 and 7,016,796 shares issued and outstanding at March 31, 2017, December 31, 2016 and 2015, respectively	10,734	10,734	7,017
Additional paid-in capital	41,677,465	41,677,465	24,601,295
Accumulated deficit	(7,276,378)	(6,911,700)	(5,139,346)
Total Stockholders' Equity	34,411,821	34,776,499	19,468,966
Total Liabilities and Stockholders' Equity	$ 60,202,000	$ 56,066,809	$ 40,457,125